Summary of Significant Accounting Policies - Summary of Basic and Diluted Net Income (Loss) Per Common Share (Detail) - USD ($)	3 Months Ended			7 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2021
Numerator:
Allocation of net income (loss)	$ (2,457,658)		$ (169,999)	$ (1,832)		$ (484,062)
Redeemable Common Stock [Member]
Numerator:
Allocation of net income (loss)	$ (1,900,805)	$ (368,431)	$ (120,319)		$ (1,832)
Denominator:
Basic and diluted weighted average common shares outstanding	5,750,000	5,245,890	3,705,556		1,250,000
Basic and diluted net income (loss) per common share	$ (0.33)	$ (0.07)	$ (0.03)		$ 0	$ (0.07)
Non Redeemable Common Stock [Member]
Numerator:
Allocation of net income (loss)	$ (556,853)	$ (115,631)	$ (49,680)
Denominator:
Basic and diluted weighted average common shares outstanding	1,684,500	1,646,407	1,530,011
Basic and diluted net income (loss) per common share	$ (0.33)	$ (0.07)	$ (0.03)	$ 0		$ (0.07)